PAGE 1
1996 ANNUAL REPORT

IDS Bond Fund
(prospectus enclosed)

(icon of) column

The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. The Fund invests primarily in corporate bonds and other debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) column

Striking a balance among bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government--the bond issuer--that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of the Fund                         7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          27
IDS mutual funds                                   43
Federal income tax information                     46

1996 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investments policies and risks                      3p
Manager and distributor                             3p
Portfolio manager                                   3p
Alternative purchase arrangements                   3p

Sales charge and Fund expenses                      4p

Performance                                         6p
Financial highlights                                6p
Total returns                                       8p
Yield                                              10p

Investment policies and risks                      11p
Facts about investments and their risks            11p
Alternative investment option                      15p
Valuing Fund shares                                16p

How to purchase, exchange or redeem shares         17p
Alternative purchase arrangements                  17p
How to purchase shares                             20p
How to exchange shares                             23p
How to redeem shares                               23p
Reductions and waivers of the sales charge         28p

Special shareholder services                       33p
Services                                           33p
Quick telephone reference                          33p

PAGE 4
Distributions and taxes                            34p
Dividend and capital gain distributions            34p
Reinvestments                                      35p
Taxes                                              35p
How to determine the correct TIN                   37p

How the Fund is organized                          38p
Shares                                             38p
Voting rights                                      38p
Shareholder meetings                               38p
Board members and officers                         38p
Investment manager                                 40p
Administrator and transfer agent                   40p
Distributor                                        41p

About American Express Financial Corporation       43p
General information                                43p

Appendices                                         44p
Description of corporate bond ratings              44p
Descriptions of derivative instruments             46p
PAGE 5
To our shareholders

(Photo of) William R. Pearce, President of the Fund
(Photo of) Fred Quirsfeld, Portfolio manager

From the president

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exact;y what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impracticle and typically unproductive way to invest. What matters more is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, you'll want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

William R. Pearce

From the portfolio manager

Despite a sharp downturn in bond prices in the middle of the fiscal year, IDS Bond Fund provided positive results during the past 12 months. For investors in Class A shares, the total return (net asset value change and net investment income) was 5.8% from September 1995 through August 1996.

The bond market enjoyed largely smooth sailing during the final four months of 1995. Prompted by moderate economic growth, an ongoing low inflation rate and hopes for a meaningful balanced-budget agreement, long-term interest rates continued their year-long decline, finishing 1995 about two full percentage points below where they started. As always, the drop in rates drove up prices of existing bonds and, consequently, the net asset value of bond mutual funds.

'Long' strategy pays off early on

This Fund especially benefitted from that positive trend because of its longer-than average maturities, whose prices rise more than those of shorter-term bonds when rates fall. In addition, I kept cash reserves relatively low, which also proved to be more productive as the return of cash was far below that generated by the bonds in the portfolio.

Although January was another productive month, 1996 brought a far different tone to the bond market. Instead of wondering about the possibility of the economy slipping into recession, professional bond traders were now fretting that the economy could be getting too strong and that this would soon spark a run-up in the PAGE 6 inflation rate - a bond-holder's everlasting nemesis. While the inflation scare never proved to be justified, traders' fears ignited a bond sell-off that drove long-term interest rates markedly higher. And, just as falling rates previously boosted bond prices, the rise in rates drove them down, penalizing the performance of funds such as this one. Fortunately, by May some sense of calm returned to the market, which allowed the Fund to make up a little ground over the final months of the period.

Portfolio changes prove beneficial

As for changes to the portfolio, during the downturn I reduced the average maturity of Fund holdings and raised the level of cash reserves. These moves helped dampen the Fund's volatility and provided some cushion against the decline in bond prices. In addition, I reduced the Fund's holdings among U.S. Treasury bonds and invested more money in mortgage-backed securities, whose return ultimately exceeded that of Treasuries. The best returns for the entire 12 months, however, were generated by high-yield, or "junk," bonds and bonds issued by governments in so-called "Emerging markets. Such issues comprised about 25% of assets during the fiscal year and clearly enhanced Fund performance.

For the remainder of 1996, I wouldn't be surprised to see ongoing volatility in the bond market concerns about inflation continue to nag the market. Therefore, I intend to stay with a relatively conservative portfolio structure until surer signs of improving bond performance materialize. At that point, I will take a more aggressive position to capitalize on what I believe remains, over the long term, a positive environment for bonds.

Fred Quirsfeld

Class A
12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1996        $4.99
Aug. 31, 1995        $5.05
Decrease             $0.06

Distributions
Sept. 1, 1995-Aug. 31, 1996
From income          $0.35
From capital gains   $ --
Total distributions  $0.35
Total return*        +5.8%**

PAGE 7
Class B
12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1996        $4.99
Aug. 31, 1995        $5.05
Decrease             $0.06

Distributions
Sept. 1, 1995-Aug. 31, 1996
From income          $0.31
From capital gains   $ --
Total distributions  $0.31
Total return*        +5.0%**

Class Y
12-months performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 1996        $4.99
Aug. 31, 1995        $5.05
Decrease             $0.06

Distributions
Sept. 1, 1995-Aug. 31, 1996
From income          $0.36
From capital gains   $ --
Total distributions  $0.36
Total return*        +5.9%**

* The prospectus discusses the effects of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.
PAGE 8

                           IDS Bond Fund, Inc.

                           The Fund's ten largest holdings

(Picture of: Pie Chart) The ten holdings listed here make up 6.69%
                        of the Fund's net assets
__________________________________________________________________________

                                             Percent                 Value
                              (of Fund's net assets) (as of Aug. 31, 1996)
__________________________________________________________________________
Long Island Lighting                           .82%            $28,522,567
9.625% Gen Ref Mtge 2024

Govt of Poland PDI Euro                        .78              27,312,375
3.75% 2014

New York Tel                                   .72              25,075,671
9.375% 2031

Viacom Intl                                    .69              24,196,000
8% Sub Deb 2006

Tenet Healthcare                               .68              23,677,500
10.125% Sr Sub Nts 2005

Cleveland Electric Illuminating                .64              22,589,259
9.50% 1st Mtge 2005

Scotland Bank                                  .63              21,881,290
8.80% 2004

Salomon                                        .60              20,935,950
7% Sr Nts 1999

Ford Capital                                   .59              20,813,671
9.50% 2010

USX                                            .54              18,949,350
9.375% 2022

Excludes U.S. Treasury and government agency holdings that total 24% of the Fund's net assets.

PAGE 9
Making the most of your fund

Average annual total return
(as of Aug. 31, 1996)

          1 year    Since inception*     5 years     10 years
Class A   +0.48%       -- %              +8.65%      +8.35%
Class B   -0.03%     +6.92%                -- %        -- %
Class Y   +5.93%    +10.53%                -- %        -- %
* Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A and Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
Mar          100          17            5.88 XXXXXx
Apr          100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

PAGE 10
You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                               How your $10,000 has grown in IDS Bond Fund


                                                     $22,319
                                                   Bond Fund
                                                     Class A
                            Lehman Aggregate
                                  Bond Index

$9,500

'86   '87   '88    '89   '90   '91   '92   '93   '94    '95    '96

Average annual total return
(as of Aug. 31, 1996)

          1 year    Since inception*     5 years     10 years
Class A   +0.48%       -- %              +8.65%      +8.35%
Class B   -0.03%     +6.92%                -- %        -- %
Class Y   +5.93%    +10.53%                -- %        -- %
*Inception date was March 20, 1995.

Assumes: Holding period from 9/1/86 to 8/31/96. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $13,231. Also see "Performance" in the Fund's current prospectus.

The Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Bond Fund.

PAGE 11
On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. In comparing Bond Fund with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the maximum 5% sales charge, if any. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.
PAGE 12

Independent auditors' report

The board and shareholders
IDS Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Bond Fund, Inc. as of August 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended August 31, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Bond Fund, Inc. at August 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 4, 1996

PAGE 13
                          Financial statements

                          Statement of assets and liabilities
                          IDS Bond Fund, Inc.
                          Aug. 31, 1996
_____________________________________________________________________________________________________________

                          Assets
_____________________________________________________________________________________________________________

Investments in securities, at value (Note 1)
   (identified cost $3,446,346,292)                                                            $3,462,079,470
Receivable for investment securities sold                                                           1,876,613
Dividends and accrued interest receivable                                                          55,316,922
U.S. government securities held as collateral (Note 5)                                             62,346,351
_____________________________________________________________________________________________________________

Total assets                                                                                    3,581,619,356
_____________________________________________________________________________________________________________

                          Liabilities
_____________________________________________________________________________________________________________

Disbursements in excess of cash on demand deposit                                                   5,322,996
Dividends payable to shareholders                                                                   2,903,612
Payable for investment securities purchased                                                        11,841,602
Payable upon return of securities loaned (Note 5)                                                  62,346,351
Accrued investment management services fee                                                             47,033
Accrued distribution fee                                                                               17,533
Accrued service fee                                                                                    16,489
Accrued transfer agency fee                                                                            10,241
Accrued administrative services fee                                                                     4,197
Other accrued expenses                                                                                417,546
_____________________________________________________________________________________________________________

Total liabilities                                                                                 82,927,600
_____________________________________________________________________________________________________________

Net assets applicable to outstanding capital stock                                             $3,498,691,756
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________

Capital stock -- authorized 10,000,000,000 shares of $.01 par value                           $    7,017,925
Additional paid-in capital                                                                     3,481,076,118
Undistributed net investment income                                                                3,595,907
Accumulated net realized loss (Notes 1 and 9)                                                     (8,939,843)
Unrealized appreciation of investments and on translation of
  assets and liabilities in foreign currencies (Notes 1 and 8)                                    15,941,649
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                       $3,498,691,756
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:             Class A                               $2,563,138,920
                                                         Class B                               $  847,802,500
                                                         Class Y                               $   87,750,336
Net asset value per share of outstanding capital stock:  Class A shares 514,132,897            $         4.99
                                                         Class B shares 170,058,539            $         4.99
                                                         Class Y shares  17,601,046            $         4.99

See accompanying notes to financial statements.

PAGE 14

                          Financial statements

                          Statement of operations
                          IDS Bond Fund, Inc.
                          Year ended Aug. 31, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                         $271,585,109
Dividends (net of foreign taxes withheld $31,908)                                                   2,244,833
_____________________________________________________________________________________________________________

Total income                                                                                      273,829,942
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                 16,984,406
Distribution fee -- Class B                                                                         6,447,035
Transfer agency fee                                                                                 3,554,516
Incremental transfer agency fee -- Class B                                                             76,633
Service fee
  Class A                                                                                           4,383,432
  Class B                                                                                           1,488,880
Administrative services fee                                                                         1,517,544
Compensation of board members                                                                          70,631
Compensation of officers                                                                               32,295
Custodian fees                                                                                        201,307
Postage                                                                                               470,318
Registration fees                                                                                     315,754
Reports to shareholders                                                                               144,750
Audit fees                                                                                             39,500
Administrative                                                                                         26,221
Other                                                                                                  49,199
_____________________________________________________________________________________________________________
Total expenses                                                                                    35,802,421
  Earnings credits on cash balances (Note 2)                                                          (32,385)
_____________________________________________________________________________________________________________
Total net expenses                                                                                 35,770,036
_____________________________________________________________________________________________________________
Investment income -- net                                                                          238,059,906
_____________________________________________________________________________________________________________

                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________

Net realized gain on security and foreign currency transactions (including
  loss of $26,954 from foreign currency transactions) (Note 3)                                     35,510,938
Net realized gain on closed interest rate futures contracts                                           555,625
_____________________________________________________________________________________________________________

Net realized gain on investments and foreign currency                                              36,066,563
Net change in unrealized appreciation or depreciation of investments
  and on translation of assets and liabilities in foreign currencies                              (96,036,937)
_____________________________________________________________________________________________________________

Net loss on investments and foreign currency                                                      (59,970,374)
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                             $178,089,532
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

                          Financial statements

                          Statements of changes in net assets
                          IDS Bond Fund, Inc.
                          Year ended Aug. 31,
_____________________________________________________________________________________________________________

                          Operations and distributions                                 1996              1995
_____________________________________________________________________________________________________________
Investment income -- net                                                     $  238,059,906    $  198,350,433
Net realized gain (loss) on investments and foreign currency                     36,066,563       (29,440,601)
Net change in unrealized appreciation or depreciation of investments
  and on translation of assets and liabilities in foreign currencies            (96,036,937)      182,633,301
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                            178,089,532       351,543,133
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
     Class A                                                                   (175,703,125)     (172,502,967)
     Class B                                                                    (52,732,279)      (22,840,548)
     Class Y                                                                     (5,540,758)       (2,210,213)
   Net realized gain
     Class A                                                                             --       (44,353,816)
_____________________________________________________________________________________________________________

Total distributions                                                            (233,976,162)     (241,907,544)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________

Proceeds from sales
     Class A shares (Note 2)                                                    589,054,034       340,793,447
     Class B shares                                                             377,985,661       125,204,756
     Class Y shares                                                              46,288,572        69,208,436
Fund merger (Note 7)
     Class A shares                                                                      --         4,455,838
     Class B shares                                                                      --       667,109,887
Reinvestment of distributions at net asset value
     Class A shares                                                             116,649,304       143,593,478
     Class B shares                                                              46,578,257        19,534,420
     Class Y shares                                                               5,540,758         2,033,460
Payments for redemptions
     Class A shares                                                            (464,239,661)     (442,588,203)
     Class B shares (Note 2)                                                   (346,225,740)      (67,847,577)
     Class Y shares                                                             (26,441,033)      (10,418,481)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                          345,190,152       851,079,461
_____________________________________________________________________________________________________________

Total increase in net assets                                                    289,303,522       960,715,050


Net assets at beginning of year                                              3,209,388,234     2,248,673,184
_____________________________________________________________________________________________________________

Net assets at end of year
  (including undistributed net investment income
  of $3,595,907 and $301,819)                                                $3,498,691,756    $3,209,388,234
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

Notes to financial statements

IDS Bond Fund, Inc.
___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in corporate bonds and other debt securities. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

PAGE 17
Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Aug. 31, 1996, the Fund had entered into outstanding when-issued or forward commitments of $4,765,000.

PAGE 18
Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $789,656 and accumulated net realized loss has been decreased by $800,583, resulting in a net reclassification adjustment to decrease paid-in-capital by $10,927.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

PAGE 19
Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing- related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $11,888,126 for Class A and $603,490 for Class B for the year ended Aug. 31, 1996.

During the year ended Aug. 31, 1996, the Fund's custodian and transfer agency fees were reduced by $32,385 as a result of earnings credits from overnight cash balances.

PAGE 20
Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $23,369 for the year. The total liability for the plan is $87,931, which will be paid out at some future date.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,496,267,065 and $1,434,459,183, respectively, for the year ended Aug. 31, 1996. Realized gains and losses are determined on an identified cost basis.
___________________________________________________________________
4. Illiquid securities

At Aug. 31, 1996, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31, 1996 was $23,781,007, representing 0.7% of the net assets. Pursuant to guidelines adopted by the Fund's board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
___________________________________________________________________
5. Lending of portfolio securities

At Aug. 31, 1996, securities valued at $60,866,000 were on loan to brokers. For collateral, the Fund received $62,346,351 in U.S. government securities. Income from securities lending amounted to $146,607 for the year ended Aug. 31, 1996. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
___________________________________________________________________
6. Capital share transactions

Transactions in shares of capital stock for the years indicated are as follows:

                            Year ended Aug. 31, 1996

                            Class A      Class B     Class Y
____________________________________________________________
Sold                    114,769,614   73,749,573   9,060,737
Issued for reinvested    22,892,773    9,133,222   1,088,615
distributions
Redeemed                (91,167,526) (67,607,017) (5,191,693)
____________________________________________________________
Net increase             46,494,861   15,275,778   4,957,659
____________________________________________________________

PAGE 21
                            Year ended Aug. 31, 1995

                            Class A     Class B*     Class Y*
_____________________________________________________________
Sold                     70,297,518   25,211,637   14,357,265
Fund merger                 930,821  139,358,656          --
Issued for reinvested    29,953,783    3,918,832      407,713
distributions
Redeemed                (91,890,852) (13,706,364)  (2,121,591)
_____________________________________________________________
Net increase              9,291,270  154,782,761   12,643,387
_____________________________________________________________
*Inception date was March 20, 1995.

___________________________________________________________________
7. Fund merger

On March 17, 1995, IDS Bond Fund acquired the assets and assumed the identified liabilities of IDS Strategy - Income Fund.

The aggregate net assets of IDS Bond Fund immediately before the acquisition were $2,217,255,191.

The merger was accomplished by a tax-free exchange of 115,800,789 shares of IDS Strategy - Income Fund valued at $671,565,725.

In exchange for the IDS Strategy - Income Fund shares and assets, IDS Bond Fund issued the following number of shares:

Class A       930,821
Class B   139,358,656

IDS Strategy - Income Fund's net assets at that date were as follows, which include the following amounts of capital stock, unrealized depreciation and accumulated net realized loss that was combined with IDS Bond Fund.

             Total net    Capital stock    Unrealized       Accumulated net
               assets                      depreciation     realized loss
___________________________________________________________________________
Class A    $  4,455,838    $  4,702,952    $   (109,256)    $   (137,858)
Class B     667,109,887     704,106,719     (16,357,326)     (20,639,506)
___________________________________________________________________________

8. Interest rate futures contracts

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

PAGE 22
Investments in securities at Aug. 31, 1996, included securities valued at $1,999,140 that were pledged as collateral to cover initial margin deposit on 300 sale contracts. The market value of the open contracts on Aug. 31, 1996 was $32,034,375 with a net unrealized gain of $206,250.

9. Capital loss carryover

For federal income tax purposes, the Fund had a capital loss carryover of $12,597,428 at Aug. 31, 1996, that if not offset by subsequent capital gains, will expire in 2003. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.

___________________________________________________________________
10. Financial highlights
"Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

PAGE 23
                         Investments in securities

                         IDS Bond Fund, Inc.                                                  (Percentages represent value of
                         Aug. 31, 1996                                                     investments compared to net assets)
_____________________________________________________________________________________________________________________________

Bonds (85.8%)
_____________________________________________________________________________________________________________________________
Issuer                                                   Coupon      Maturity         Principal                      Value(a)
                                                           rate          year            amount
_____________________________________________________________________________________________________________________________
U.S. government obligations (7.6%)
U.S. Treasury                                            6.375%         1999       $  2,000,000 (o)            $   1,999,140
                                                         6.375          2002         17,300,000                   16,968,878
                                                         6.75           1997         10,000,000 (b)               10,067,000
                                                         7.125          1999         56,500,000 (b)               57,402,870
                                                         7.50           2001         29,900,000                   30,878,328
                                                         7.875          2004         12,000,000                   12,713,760
                                                         8.875          2017         60,500,000                   70,860,020
Govt Trust Certs Israel                                  9.25           2001         11,100,000                   11,760,561
Resolution Funding Corp                                  8.125          2019         40,925,000                   43,896,564
  Zero Coupon                                            8.68           1999         11,500,000 (g)                9,700,480
                                                                                                              ______________
Total                                                                                                            266,247,601
_______________________________________________________________________________________________________________________________
Mortgage-backed securities (17.3%)
Federal Home Loan Mtge Corp                              6.00           2010         14,604,905                   13,758,259
                                                         6.50           2007            832,126                      813,603
                                                         8.00           2017-24      17,087,818                   17,114,854
  Collateralized Mtge Obligation                         3.24           2023          7,640,693                    3,595,481
                                                         7.00           2022         22,000,000                   20,556,000
                                                         8.50           2022         17,000,000                   17,727,600
    Inverse Floater                                      6.825          2023          4,000,000 (c)                2,567,480
    Trust Series Z                                       8.25           2024         10,349,076 (d)                9,976,820
Federal Natl Mtge Assn                                   5.50           2009         10,980,941                   10,071,609
                                                         6.00           2024-26      89,223,202                   80,042,449
                                                         6.50           2008-25     207,956,183                  193,913,878
                                                         7.00           2026         52,441,432                   49,934,207
                                                         8.00           2025         24,264,755                   24,272,277
                                                         8.50           2023-24      23,588,734                   24,031,021
                                                         9.00           2009-24      13,596,855                   14,127,948
  Collateralized Mtge Obligation                         5.00           2024          9,961,155                    8,632,437
    Trust Series Z                                       6.00           2024          5,807,000 (d)                4,093,529
                                                         7.00           2019         18,851,932 (d)               18,173,449
Govt Natl Mtge Assn                                      7.00           2008         44,385,419                   43,719,638
                                                         8.00           2024-26      27,850,017                   27,876,196
                                                         9.00           2025          4,459,813                    4,654,930
Merrill Lynch Mtge Investors                             8.29           2021          7,088,692 (e)                6,290,106
Prudential Bache
  Collateralized Mtge Obligation Trust                   7.97           2019          8,324,622                    8,253,279
                                                                                                              ______________
Total                                                                                                            604,197,050
______________________________________________________________________________________________________________________________
Financial (6.1%)
Banks and savings & loans (1.7%)
BankAmerica
  Sub Nts                                                7.50           2002         18,000,000                   18,181,620
Barclays NA Capital                                      9.75           2021         13,600,000                   15,337,264
Meridian Bancorp
  Sub Deb                                                7.875          2002         10,400,000                   10,664,680
Society
  Sub Nts                                                8.125          2002          3,000,000                    3,159,810
Standard Credit Card                                     8.625          2002         12,000,000                   12,100,439
                                                                                                              ______________
Total                                                                                                             59,443,813
_____________________________________________________________________________________________________________________________
Financial services (2.6%)
Camden Property Trust                                    7.33           2001          3,000,000                    3,198,750
Corporate Property Investors                             7.18           2013          7,000,000 (e)                6,454,630
Developers Diversified Realty
  Cv Sub Deb                                             7.00           1999          3,500,000                    3,574,375
First Union REIT
  Sub Nts                                                8.875          2003         10,000,000                    9,250,000
Homeside
  Sr Nts                                                11.25           2003          9,225,000 (e)                9,766,969
Malan Realty Investors REIT
  Cv Sub Deb                                             9.50           2004          4,050,000                    3,756,375

See accompanying notes to investments in securities
PAGE 24
Olympic Financial
  Sr Nts                                                13.00           2000         12,900,000                   14,061,000
Omega Health Care
  Cv                                                     8.50           2001          4,000,000                    4,120,000
Property Trust America REIT                              7.50           2014         15,000,000                   13,340,550
Salomon
  Sr Nts                                                 7.00           1999         21,000,000                   20,935,950
Saul (BF) REIT                                          11.625          2002          2,630,000 (e)                2,725,337
                                                                                                              ______________
Total                                                                                                             91,183,936
_____________________________________________________________________________________________________________________________
Insurance (1.8%)
Americo Life
  Sr Sub Nts                                             9.25           2005          9,000,000                    8,583,750
Arkwright
  Credit Sensitive Nts                                   9.625          2026          5,000,000 (e)                5,031,350
Berkley (WR)                                             8.70           2022          3,000,000                    3,132,060
Equitable Cos
  Sr Nts                                                 9.00           2004          4,250,000                    4,615,203
Equitable IBM                                            7.33           2009          5,500,000 (e)                5,402,891
General American Life                                    7.625          2024          8,000,000 (e)                6,926,480
Leucadia Natl                                            7.75           2013         11,780,000                   10,796,488
Nationwide Mutual                                        7.50           2024          8,000,000 (e)                7,047,360
Nationwide Trust
  Credit Sensitive Nts                                   9.875          2025          3,500,000 (e)                3,736,530
Principal Mutual                                         8.00           2044         10,000,000 (e)                9,198,800
                                                                                                              ______________
Total                                                                                                             64,470,912
_____________________________________________________________________________________________________________________________
Industrial (28.1%)
Aerospace & defense (2.2%)
Airplanes GPA                                           10.875          2019          6,000,000                    6,375,000
Alliant Techsystems
  Sr Sub Nts                                            11.75           2003          6,000,000 (e)                6,540,000
BE Aerospace                                             9.875          2006          7,000,000 (e)                7,008,750
Boeing                                                   8.75           2031         15,000,000                   16,720,650
Goodrich (BF)                                            9.625          2001         10,000,000                   10,882,100
Northrop Grumman                                         7.75           2016          8,000,000 (e)                7,630,160
Sequa                                                    9.625          1999         10,000,000                   10,162,500
United Technologies                                      8.875          2019         10,000,000                   11,154,100
                                                                                                              ______________
Total                                                                                                             76,473,260

Airlines (1.2%)
Continental Airlines                                     6.94           2015         15,000,000 (e)               14,299,650
                                                         7.82           2015          5,000,000 (e)                4,991,850
Delta Air Lines                                         10.125          2010         10,000,000                   11,555,200
                                                        10.375          2022          3,700,000                    4,379,135
Northwest Airlines                                       8.07           2015          5,000,000                    4,987,650
                                                         8.97           2015          3,000,000                    3,065,370
                                                                                                              ______________
Total                                                                                                             43,278,855
_____________________________________________________________________________________________________________________________
Automotive & related (0.4%)
General Motors Acceptance                                7.625          1998         10,000,000                   10,156,400
Mascotech
  Cv                                                     4.50           2003          6,500,000                    5,021,250
                                                                                                               _____________
Total                                                                                                             15,177,650
_____________________________________________________________________________________________________________________________
Building materials (0.9%)
McQuay (AAF)
  Sr Nts                                                 8.875          2003          8,000,000                    7,760,000
Owens-Corning Fiberglas                                  9.375          2012          6,900,000                    7,473,597
Pulte
  Sr Nts                                                 7.00           2003          7,700,000                    7,304,297
Schuller Intl Group
  Sr Nts                                                10.875          2004          7,500,000                    8,118,750
                                                                                                              ______________
Total                                                                                                             30,656,644
_____________________________________________________________________________________________________________________________
Chemicals (0.9%)
General Chemical
  Sr Sub Nts                                             9.25           2003          7,000,000                    6,938,750
G-I Holdings                                            10.00           2006                780 (e)                      759
  Zero Coupon Sr Disc Nts                               12.92           1998         15,000,000 (e,g)             12,618,750
Grace (WR)                                               8.00           2004         10,420,000                   10,522,533
                                                                                                              ______________
Total                                                                                                             30,080,792

PAGE 25
Communications equipment (0.4%)
Comcast Cellular
  Zero Coupon                                            9.45           2000          8,150,000 (g)                5,684,625
Geotek Communications
  Cv                                                    12.00           2001          5,000,000 (j)                5,500,000
Ionica
  Units                                                 13.50           2006          3,855,000 (e)                3,840,544
                                                                                                              ______________
Total                                                                                                             15,025,169
_____________________________________________________________________________________________________________________________
Computers & office equipment (0.7%)
Data General
  SF Deb                                                 8.375          2002          6,700,000                    6,130,500
Softkey
  Cv                                                     5.50           2000         12,000,000 (e)                9,660,000
Solectron                                                6.00           2006          3,000,000 (e)                2,752,500
Unisys
  Credit Sensitive Nts                                  15.00           1997          4,350,000 (f)                4,600,125
                                                                                                              ______________
Total                                                                                                             23,143,125
_____________________________________________________________________________________________________________________________
Electronics (0.4%)
Reliance Electric                                        6.80           2003          6,000,000                    5,813,760
Thomas & Betts                                           6.50           2006          9,200,000 (e)                8,477,524
                                                                                                              ______________
Total                                                                                                             14,291,284
_____________________________________________________________________________________________________________________________
Energy (2.8%)
Atlantic Richfield                                       9.125          2011          9,000,000                   10,176,030
Clark-Schwebel
  Sr Nts                                                10.50           2006          5,750,000 (e)                5,929,688
Honam Oil Refinery                                       7.125          2005          9,000,000 (e)                8,535,060
Oryx Energy                                              9.50           1999          4,000,000                    4,181,800
Parker & Parsley Petroleum
  Sr Nts                                                 8.25           2007          9,500,000                    9,691,140
PDV America                                              7.875          2003         15,000,000                   14,306,100
Texaco Capital
  Gtd Deb                                                7.50           2043          3,000,000                    2,831,160
  Gtd Deb                                                8.625          2032         10,000,000                   11,039,300
UNC
  Sr Nts                                                 9.125          2003         14,000,000                   13,702,500
USX                                                      9.375          2022         17,500,000                   18,949,350
                                                                                                              ______________
Total                                                                                                             99,342,128
_____________________________________________________________________________________________________________________________
Energy equipment & services (0.6%)
Cliffs Drilling
  Sr Nts                                                10.25           2003          6,500,000 (e)                6,597,500
Foster Wheeler                                           6.75           2005         15,000,000                   14,080,050
                                                                                                              ______________
Total                                                                                                             20,677,550
_____________________________________________________________________________________________________________________________
Food (0.1%)
Specialty Foods
  Sr Nts                                                10.25           2001          3,000,000 (e)                2,760,000
_____________________________________________________________________________________________________________________________
Furniture & appliances (0.4%)
Interface                                                9.50           2005          7,500,000 (e)                7,228,125
Lifestyle Furnishings                                   10.875          2006          6,000,000 (e)                6,052,500
                                                                                                               _____________
Total                                                                                                             13,280,625
_____________________________________________________________________________________________________________________________
Health care (0.2%)
Lilly (Eli)                                              6.77           2036          7,950,000                    6,985,347
Phoenix Shannon
  Cv                                                     9.50           2000          2,000,000 (e)                1,760,000
                                                                                                               _____________
Total                                                                                                              8,745,347
_____________________________________________________________________________________________________________________________
Health care services (2.1%)
Columbia/HCA Healthcare                                  6.91           2005          7,000,000                    6,745,340
                                                         7.69           2025          4,000,000                    3,877,920
Foundation Health
  Sr Nts                                                 7.75           2003          8,400,000                    8,446,368
Healthsource
  Cv                                                     5.00           2003          4,000,000 (j)                3,055,000
La Petite Holdings
  Sr Secured Nts                                         9.625          2001          8,795,000                    8,179,350
Magellan Health
  Sr Sub Nts                                            11.25           2004          7,500,000 (e)                8,034,375
PAGE 26
Merit Behavioral                                        11.50           2005          3,250,000 (e)                3,408,438
Owens & Minor
  Sr Sub Nts                                            10.875          2006          4,000,000                    4,145,000
Tenet Healthcare
  Sr Nts                                                 8.625          2003          3,000,000                    3,120,000
  Sr Sub Nts                                            10.125          2005         22,000,000                   23,677,500
                                                                                                               _____________
Total                                                                                                             72,689,291
_____________________________________________________________________________________________________________________________
Industrial equipment & services (0.1%)
AGCO
  Sr Sub Nts                                             8.50           2006          5,100,000 (e)                5,080,875
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (1.0%)
Caesars World
  Sr Sub Nts                                             8.875          2002          6,000,000                    6,315,000
MGM Grand Hotel Finance
  1st Mtge                                              11.75           1999         10,000,000                   10,587,500
  1st Mtge                                              12.00           2002         10,000,000                   10,900,000
Trump Atlantic City Funding
  1st Mtge                                              11.25           2006          7,500,000                    7,200,000
                                                                                                              ______________
Total                                                                                                             35,002,500
_____________________________________________________________________________________________________________________________
Media (5.5%)
Ackerley Communications
  Sr Secured Nts                                        10.75           2003         10,000,000 (e)               10,550,000
Adelphia Communications
  Sr Deb                                                11.875          2004          7,000,000                    7,008,750
Cablevision Systems
  Sr Sub Deb                                            10.75           2004          4,000,000                    4,100,000
  Sr Sub Nts                                             9.25           2005          6,000,000                    5,760,000
Continental Cablevision
  Sr Deb                                                 8.875          2005          5,000,000                    5,343,750
Cox Communications                                       7.625          2025          7,000,000                    6,622,490
Lenfest Communications
  Sr Nts                                                 8.375          2005         10,000,000                    9,225,000
News American Holdings                                   8.875          2023         17,000,000                   17,428,400
News Corp                                               10.15           2010          3,807,175 (e)                4,304,392
Outdoor Systems
  Sr Sub Nts                                            11.56           2008          5,833,333                    5,833,333
Plitt Theatres                                          10.875          2004          7,500,000                    7,678,125
Scandinavian Broadcasting
  Cv Sub Deb                                             7.25           2005          5,600,000                    5,530,000
Tele-Communications
  Sr Deb                                                 7.875          2013          6,800,000                    6,023,168
  Sr Deb                                                 9.80           2012          8,000,000                    8,383,120
  Sr Deb                                                 9.875          2022         10,000,000                   10,445,100
Time Warner
  Deb                                                    9.15           2023         10,000,000                   10,179,300
TKR Cable
  Sr Deb                                                10.50           2007          5,225,000                    5,723,308
Turner Broadcasting
  Sr Nts                                                 8.375          2013         10,000,000                    9,594,600
United Artist Theatre                                    9.30           2015         13,636,781 (e)               12,443,563
Universal Outdoor
  Sr Nts                                                11.00           2003          5,000,000                    5,312,500
  Zero Coupon                                            9.95           1999          3,500,000 (h)                2,585,625
Viacom Intl
  Sr Nts                                                 7.75           2005          3,000,000                    2,883,900
  Sub Deb                                                7.00           2003          5,000,000                    4,590,250
  Sub Deb                                                8.00           2006         26,300,000                   24,196,000
                                                                                                              ______________
Total                                                                                                            191,744,674
_____________________________________________________________________________________________________________________________
Metals (0.8%)
Magma Copper
  Sr Sub Nts                                            12.00           2001         10,000,000                   10,912,500
Ryerson Tull                                             8.50           2001         11,800,000                   11,829,500
Santa Fe Pacific Gold
  Sr Deb                                                 8.375          2005          5,000,000                    4,868,750
                                                                                                              ______________
Total                                                                                                             27,610,750
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (0.7%)
Coltec Inds
  Sr Nts                                                 9.75           2000          5,000,000                    5,137,500
Mark IV Inds
  Sr Sub Nts                                             8.75           2003          8,000,000                    8,030,000
PAGE 27
Prime Succession
  Sr Sub Nts                                            10.75           2004          4,240,000 (e)                4,367,200
Talley Mfg & Technology
  Sr Nts                                                10.75           2003          7,000,000                    7,297,500
                                                                                                              ______________
Total                                                                                                             24,832,200
_____________________________________________________________________________________________________________________________
Paper & packaging (2.2%)
Federal Paper Board                                     10.00           2011         11,900,000                   14,180,516
Fort Howard                                             11.00           2002          9,087,473                    9,360,097
Gaylord Container
  Sr Sub Deb                                            12.75           2005          5,000,000                    5,362,500
Intl Paper                                               5.125          2012          9,000,000                    6,922,710
Plastic Containers
  Sr Secured Nts                                        10.75           2001         10,000,000                   10,262,500
Pope & Talbot                                            8.375          2013         11,000,000                    9,894,060
Scotia Pacific Holding                                   7.95           2015          4,365,325                    4,283,344
Silgan
  Sr Sub Nts                                            11.75           2002         11,850,000                   12,398,063
Warren (SD)
  Sr Nts                                                12.00           2004          5,000,000 (e)                5,268,750
                                                                                                              ______________
Total                                                                                                             77,932,540
_____________________________________________________________________________________________________________________________
Restaurants & lodging (0.2%)
Hammons (John Q) Hotel
  1st Mtge                                               8.875          2004          7,000,000                    6,597,500
_____________________________________________________________________________________________________________________________
Retail (2.3%)
American Stores                                          8.00           2026         15,000,000                   14,664,600
Dairy Mart Convenience Stores
  Sr Sub Nts                                            10.25           2004          6,250,000                    5,890,625
Kash n' Karry Food Stores
  Pay-in-kind                                           11.50           2003          9,486,080 (n)                9,486,080
Kroger                                                   8.15           2006         13,000,000                   13,162,500
Musicland Group
  Sr Sub Nts                                             9.00           2003          7,000,000                    4,025,000
Penn Traffic
  Sr Nts                                                 8.625          2003          6,500,000                    5,395,000
Pueblo Xtra Intl
  Sr Nts                                                 9.50           2003          7,000,000                    6,300,000
Wal-Mart Stores                                          7.00           2006         18,000,000 (e)               17,691,660
                                                         8.875          2011          3,500,000                    3,666,775
                                                                                                              ______________
Total                                                                                                             80,282,240
_____________________________________________________________________________________________________________________________
Soaps & cosmetics (0.3%)
Coty
  Sr Sub Nts                                            10.25           2005          5,500,000                    5,802,500
Sweetheart Cup
  Sr Sub Nts                                             9.625          2000          6,500,000                    6,573,125
                                                                                                              ______________
Total                                                                                                             12,375,625
_____________________________________________________________________________________________________________________________
Textiles & apparel (0.5%)
Dominion Textiles
  Sr Nts                                                 9.25           2006          3,000,000                    2,973,750
Stevens (JP)                                             9.00           2017          6,000,000                    5,775,000
WestPoint Stevens
  Sr Nts                                                 8.75           2001          7,500,000                    7,518,750
                                                                                                              ______________
Total                                                                                                             16,267,500
_____________________________________________________________________________________________________________________________
Miscellaneous (1.2%)
Adams Outdoor Advertising
  Sr Nts                                                10.75           2006          6,800,000 (j)                7,021,000
ECM Funding LP                                          11.92           2002          2,488,204 (j)                2,737,025
Norcal Waste Systems
  Sr Nts                                                12.50           2005         10,000,000 (e)               10,587,500
Pierce Leahy
  Sr Sub Nts                                            11.125          2006          4,875,000 (e)                5,063,906
SC Intl
  Sr Sub Nts                                            13.00           2005          8,900,000                    9,734,374
Yale University                                          7.375          2096          6,000,000                    5,607,780
                                                                                                              ______________
Total                                                                                                             40,751,585
_____________________________________________________________________________________________________________________________
Transportation (0.5%)
Southern Pacific Rail
  Sr Nts                                                 9.375          2005         15,345,000                   16,495,875
PAGE 28
Utilities (14.7%)
Electric (10.3%)
Appalachian Power                                        8.50           2022          5,000,000                    5,148,650
Arizona Public Service
  1st Mtge                                               8.00           2025          5,800,000                    5,616,546
  1st Mtge                                               8.75           2024          9,000,000                    9,343,800
  Sale Lease-Backed Obligation                           8.00           2015         12,556,000                   12,350,960
Cajun Electric Power Cooperative
  Mtge Trust                                             8.92           2019          5,000,000                    5,452,100
California Energy
  Zero Coupon                                            6.08           2004         10,000,000 (h)               10,050,000
Cleveland Electric Illuminating
  1st Mtge                                               9.50           2005         23,100,000                   22,589,259
Commonwealth Edison
  1st Mtge                                               8.375          2023          5,000,000                    4,842,400
  1st Mtge                                               9.75           2020         10,000,000                   10,608,600
  1st Mtge                                               9.875          2020         12,800,000                   13,967,872
Consumers Power
  1st Mtge                                               7.375          2023         10,000,000                    8,989,200
EIP Funding                                             10.25           2012          6,894,000                    6,661,327
First Palo Verde Funding                                10.15           2016         13,400,000                   13,510,014
                                                        10.30           2014          4,500,000                    4,546,080
Long Island Lighting
  Gen Ref Mtge                                           9.625          2024         28,888,000                   28,522,567
  Gen Ref Mtge                                           9.75           2021         15,500,000                   15,315,240
Louisiana Power & Light Waterford
  Sale Lease-Backed Obligation                          10.67           2017          7,500,000                    8,022,150
Midland Cogeneration Venture                            11.75           2005         14,900,000                   15,738,125
  Sub Secured Sale
  Lease-Backed Obligation                               10.33           2002         11,084,055                   11,596,692
Niagara Mohawk Power
  1st Mtge                                               6.875          2001          5,000,000                    4,568,150
  1st Mtge                                               7.75           2006         19,600,000                   17,217,228
Pacific Gas & Electric
  1st Ref Mtge                                           7.25           2026         14,000,000                   12,494,860
Pennsylvania Power & Light
  1st Mtge                                               9.25           2019            900,000                      963,837
Public Service Electric & Gas
  1st Ref Mtge                                           6.75           2006          5,500,000                    5,226,980
RGS Funding
  Sale Lease-Backed Obligation                           9.82           2022          9,939,934                   11,506,766
Salton Sea
  Sr Nts                                                 7.84           2010         10,000,000 (e)                9,422,800
San Diego Gas & Electric
  1st Mtge                                               9.625          2020         16,925,000                   18,469,914
Sithe Independence Funding                               8.50           2007          7,500,000                    7,333,200
                                                         9.00           2013          4,700,000                    4,586,542
Texas-New Mexico Power
  1st Mtge                                               9.25           2000          6,000,000                    6,225,000
  1st Mtge                                              10.00           2017          2,879,000                    2,886,198
  Secured Deb                                           10.75           2003          5,000,000                    5,293,750
Texas Utilities Electric
  1st Collateral Trust                                   7.375          2025          3,000,000                    2,699,790
  1st Collateral Trust                                   9.75           2021          9,900,000                   10,881,486
  1st Mtge                                               7.625          2025         10,000,000                    9,222,200
  Secured Facility                                       9.45           2005          4,129,000                    4,278,800
Tucson Electric Power
  1st Mtge                                               8.50           2009          7,000,000                    6,623,750
Wisconsin Electric Power                                 6.875          2095          8,000,000                    6,874,080
                                                                                                              ______________
Total                                                                                                            359,646,913
______________________________________________________________________________________________________________________________
Gas (1.7%)
Coastal
  Sr Deb                                                 7.75           2035          6,000,000                    5,650,920
  Sr Deb                                                10.25           2004          7,750,000                    8,940,555
Equitable Resources                                      7.50           1999          5,000,000                    5,076,300
Questar Pipeline                                         9.375          2021          8,000,000                    8,637,200
Southern California Gas
  1st Mtge                                               7.375          2023          6,900,000                    6,414,033
Southwest Gas                                            9.75           2002          7,900,000                    8,512,803
Tenneco                                                  9.00           2012          9,000,000                    9,841,860
Tennessee Gas Pipeline                                   6.00           2011          3,600,000                    2,993,112
Transco Energy                                           9.875          2020          4,800,000                    5,502,768
                                                                                                              ______________
Total                                                                                                             61,569,551
PAGE 29
Telephone & other (2.7%)
Ameritech Capital Funding
  Gtd Deb                                                9.10           2016         16,000,000                   18,004,320
BellSouth Telecommunications                             6.50           2005          7,200,000                    6,848,280
                                                         7.00           2095         10,000,000                    9,019,400
GTE                                                     10.25           2020          7,000,000                    7,935,270
New York Tel                                             9.375          2031         23,665,000                   25,075,671
Pacific Bell                                             6.625          2034         10,000,000                    8,376,700
                                                         7.125          2026         10,200,000                    9,376,248
                                                         7.375          2043         10,000,000                    9,136,200
                                                                                                              ______________
Total                                                                                                             93,772,089
_____________________________________________________________________________________________________________________________
Municipal bonds (0.4%) (l)
Los Angeles County Pension Obligation Capital
  Appreciation Series C Zero Coupon (MBIA Insured)       7.09           2008         10,000,000 (g)                4,070,400
San Bernardino County Finance Authority
  Pension Obligation Revenue Bond (MBIA Insured)         6.99           2010          2,000,000                    1,906,000
                                                         7.09           2011          8,000,000                    7,611,520
                                                                                                              ______________
Total                                                                                                             13,587,920
_____________________________________________________________________________________________________________________________
Foreign (11.1%)(k)
ABN Amro
  (U.S. Dollar)                                          7.75           2023          9,000,000                    8,809,920
Argentina Republic
  (U.S. Dollar) Zero Coupon                              5.46           2001          5,000,000 (h)                5,742,500
Argentina Republic Euro
  (U.S. Dollar) Zero Coupon                              6.31           2005          2,970,000 (f)                2,305,463
Austria Republic Euro
  (U.S. Dollar)                                         10.00           1998          5,000,000                    5,300,000
BAA Euro
  (British Pound)                                        5.75           2006          2,500,000                    4,004,295
Banca Italy N.Y.
  (U.S. Dollar)                                          8.25           2007          9,200,000                    9,457,416
Bank of China
  (U.S. Dollar)                                          8.25           2014         10,000,000                    9,286,400
Brazil C Bonds
  (U.S. Dollar)                                          8.00           2014          4,329,720                    2,795,375
Brazil DCB
  (U.S. Dollar)                                          6.875          2012          7,000,000 (f)                4,965,625
Carter Holt Harvey
  (U.S. Dollar)                                          7.625          2002          5,000,000                    5,036,650
  (U.S. Dollar)                                          8.875          2004         10,500,000                   11,200,665
Celcaribe
  (U.S. Dollar) Zero Coupon                              2.14           2004          2,870,000 (e,g)              3,113,950
  (U.S. Dollar) Zero Coupon                             24.37           2004          3,250,000 (e,g)              2,665,000
China Power & Light
  (U.S. Dollar) Sr Nts                                   7.50           2006          8,000,000                    7,781,040
Doman Inds
  (U.S. Dollar)                                          8.75           2004          4,000,000                    3,680,000
Dominion Textiles
  (U.S. Dollar)                                          8.875          2003          7,500,000                    7,359,375
Financiera Ener Nacional
  (U.S. Dollar)                                          9.375          2006         14,750,000 (e)               14,676,250
Ford Capital
  (U.S. Dollar)                                          9.125          1998          4,000,000                    4,159,760
  (U.S. Dollar)                                          9.50           2010         18,350,000                   20,813,671
Govt of Poland PDI Euro
  (U.S. Dollar)                                          3.75           2014         34,600,000 (f)               27,312,375
Govt of Russia
  (U.S. Dollar)                                          6.60           2049          8,000,000 (p)                4,715,000
Govt of Venezuela
  (British Pounds)                                       6.375          2007          7,000,000 (f)                5,407,500
Grupo Televisa
  (U.S. Dollar) Sr Nts                                  11.375          2003         10,000,000 (e)               10,475,000
Groupe Videotron
  (U.S. Dollar)                                         10.625          2005          5,000,000                    5,350,000
GST Telecommunications
  (U.S. Dollar) Zero Coupon Cv                           5.24           2000          1,045,000 (e,h)                877,800
Guang Dong Enterprise
  (U.S. Dollar)                                          8.75           2003          4,000,000 (e)                3,620,600
Imexsa Export Trust
(U.S. Dollar)                                           10.125          2003          7,500,000 (e)                7,640,625
Korea Electric Power
  (U.S. Dollar)                                          7.75           2013          8,900,000                    8,672,961
  (U.S. Dollar)                                          8.00           2002          2,800,000                    2,868,544
MacMillan Bole Delaware
  (U.S. Dollar)                                          8.50           2004          3,000,000                    3,098,520
PAGE 30
Matsushita Electric
  (Japanese Yen) Cv                                      1.30           2002        467,000,000                    4,994,051
Nippon Express
  (Japanese Yen) Cv                                      1.00           2004        460,000,000                    4,318,052
People's Republic of China
  (U.S. Dollar)                                          7.375          2001          3,500,000                    3,494,610
  (U.S. Dollar)                                          9.00           1996         10,000,000                    9,471,600
Petronas
  (U.S. Dollar)                                          7.75           2015         10,000,000 (e)                9,738,400
Placer Dome
  (U.S. Dollar)                                          7.125          2003          5,000,000                    4,873,550
Quno
  (U.S. Dollar) Sr Nts                                   9.125          2005          7,000,000                    6,833,750
Reliance Inds
  (U.S. Dollar)                                          8.125          2005          4,500,000 (e)                4,312,485
Repap New Brunswick
  (U.S. Dollar)                                          9.875          2000          7,000,000                    6,973,750
Republic of Israel
  (U.S. Dollar)                                          6.375          2005          7,300,000                    6,734,031
Republic of Italy
  (U.S. Dollar)                                          6.875          2023          9,000,000                    7,993,260
  (U.S. Dollar) Cv                                       5.00           2001          3,000,000                    3,003,750
Republic of Slovenia
  (U.S. Dollar)                                          7.00           2001          7,200,000 (e)                7,185,600
Rogers Cablesystems
  (U.S. Dollar) Sr Secured Nts                           7.06           2014          3,700,000                    2,406,110
Rogers Cantel Mobile
  (U.S. Dollar)                                          9.375          2008          9,300,000                    9,125,625
Scotland Bank
  (U.S. Dollar)                                          8.80           2004         20,500,000 (e)               21,881,290
Sumitomo Bank
  (Japanese Yen) Cv                                      0.75           2001        375,000,000 (e)                3,684,075
Tarkett Intl
  (U.S. Dollar)                                          9.00           2002         11,000,000 (e)               11,151,250
Telekom Malaysia
  (U.S. Dollar)                                          7.875          2025         15,000,000 (e)               14,542,350
Transdigm
  (U.S. Dollar)                                         13.00           2000          5,000,000 (j)                4,575,000
United Mexican States
  (U.S. Dollar)                                         11.50           2026          6,583,460                    6,332,466
WMC Finance
  (U.S. Dollar)                                          7.25           2013         10,000,000                    9,473,300
Zhuhai Highway
  (U.S. Dollar)                                         11.50           2008         10,000,000 (e)               10,250,000
                                                                                                              ______________
Total                                                                                                            386,540,635
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $2,981,884,532)                                                                                        $3,001,256,004

PAGE 31

Stocks & other (1.2%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
American Life Holdings
  $2.16 Cm Preferred                                                                     120,000                  $3,045,000
Cablevision Systems
  Pay-in-kind Preferred                                                                  104,241 (e,i,n)           9,798,654
Celcaribe
  Common                                                                                 528,450 (e,i)               792,675
Dairy Mart
  Warrants                                                                                51,666 (e,j)               154,998
First Nationwide Bank
  11.50% Cm Preferred                                                                     80,000                   8,720,000
Kash n' Karry Food Stores
  Common                                                                                 149,570 (i)               3,589,680
Salomon
  2.375% Preferred                                                                       400,000                  10,300,000
Station Casinos
  7% Cv Preferred                                                                         30,000                   1,522,500
Security Pacific
  Cv Preferred                                                                           136,500                   3,480,750
Transdigm
  Warrants                                                                                 3,989 (j)                 526,548
Triangle Wire Cable
  Common                                                                                 211,111 (i,j)               211,111
Webcraft Technology
  Common                                                                                  32,502 (i,j)                   325
_____________________________________________________________________________________________________________________________
Total stocks & other
(Cost: $45,723,235)                                                                                              $42,142,241
_____________________________________________________________________________________________________________________________

Short-term securities (12.0%)
_____________________________________________________________________________________________________________________________
Issuer                                               Annualized                          Amount                      Value(a)
                                                       yield on                         payable
                                                        date of                              at
                                                       purchase                        maturity
_____________________________________________________________________________________________________________________________
U.S. government agency (0.5%)
Federal Home Loan Mtge Corp Disc Nts
  09-19-96                                                5.19%                      $14,400,000                $  14,360,708
  09-20-96                                                5.23                         1,940,000                    1,934,385
                                                                                                               ______________
Total                                                                                                              16,295,093
_____________________________________________________________________________________________________________________________
Commercial paper (11.3%)
AIG Funding
  09-16-96                                                5.40                         7,700,000                    7,681,657
Alabama Power
  10-22-96                                                5.34                         9,035,000                    8,962,424
Ameritech
  09-26-96                                                5.40                         9,700,000                    9,659,546
  10-04-96                                                5.34                         6,700,000 (m)                6,666,463
Associates
North America
  09-03-96                                                5.35                         2,900,000                    2,898,714
Avco Financial
  11-15-96                                                5.37                        10,000,000                    9,880,833
BBV Finance
  09-13-96                                                5.30                         6,200,000                    6,188,179
CAFCO
  09-11-96                                                5.44                         7,520,000                    7,505,436
  09-25-96                                                5.30                         6,000,000                    5,978,000
Cargill
  09-20-96                                                5.31                         6,200,000                    6,181,779
Ciesco LP
  10-09-96                                                5.31                         4,800,000                    4,772,544
  11-06-96                                                5.39                         8,200,000                    8,113,558
Clorox
  09-30-96                                                5.29                         2,200,000                    2,190,338
PAGE 32
Coca-Cola
  10-15-96                                                5.37                         4,400,000 (m)                4,368,640
Commercial Credit
  09-24-96                                                5.33                        10,400,000                   10,363,253
  10-03-96                                                5.32                         9,000,000                    8,956,357
Commerzbank US Finance
  09-10-96                                                5.30                         6,700,000                    6,690,173
Consolidated Rail
  10-03-96                                                5.50                         4,000,000 (m)                3,978,489
Dean Witter
  09-05-96                                                5.35                         8,100,000                    8,094,004
Deustche Finance
  10-16-96                                                5.32                         4,900,000                    4,865,801
Fleet Funding
  09-03-96                                                5.35                         7,000,000 (m)                6,996,896
  10-11-96                                                5.33                        13,000,000 (m)               12,921,530
Ford Motor Credit
  09-13-96                                                5.39                         5,800,000                    5,788,795
  10-04-96                                                5.33                         6,100,000                    6,069,466
Gannett
  10-16-96                                                5.54                        11,000,000 (m)               10,920,609
Goldman Sachs
  09-27-96                                                5.33                         9,600,000                    9,561,840
Hewlett-Packard
  09-17-96                                                5.42                         4,400,000                    4,387,118
Household Finance
  09-20-96                                                5.31                        15,000,000                   14,955,917
Kellogg
  09-04-96                                                5.33                         5,485,000                    5,481,770
Merrill Lynch
  09-06-96                                                5.38                         5,400,000                    5,395,185
Metlife Funding
  09-09-96                                                5.39                         4,600,000                    4,593,836
  09-23-96                                                5.33                         5,400,000                    5,381,715
  09-24-96                                                5.31                         9,700,000                    9,665,856
  10-24-96                                                5.32                         4,000,000                    3,968,320
Mobil Australia
  09-18-96                                                5.45                         9,000,000 (m)                8,973,821
Natl Australia Funding
  10-02-96                                                5.43                         8,500,000                    8,457,445
Natl Bank Detroit Canadian
  09-13-96                                                5.30                         8,000,000                    7,984,747
NationsBank
  09-04-96                                                5.40                         7,000,000                    6,999,915
  11-26-96                                                5.37                         6,500,000                    6,498,772
Penney (JC) Funding
  09-24-96                                                5.41                         9,200,000                    9,165,767
  10-02-96                                                5.28                         3,500,000                    3,483,635
  10-10-96                                                5.30                         5,400,000                    5,368,380
Pfizer
  09-12-96                                                5.30                         7,500,000 (m)                7,486,800
Pitney Bowes Credit
  10-08-96                                                5.52                         4,765,000                    4,736,773
Reed Elsevier
  09-16-96                                                5.39                         8,000,000 (m)                7,980,978
SAFECO Credit
  10-09-96                                                5.36                         6,500,000                    6,459,929
  10-11-96                                                5.33                         9,600,000                    9,542,163
Sandoz
  09-03-96                                                5.42                         2,700,000                    2,698,789
Siemens
  09-25-96                                                5.32                         1,000,000                      996,319
Southern California Gas
  10-23-96                                                5.48                        16,534,000 (m)               16,396,760
Transamerica Financial
  09-09-96                                                5.44                         8,800,000                    8,788,120
  09-16-96                                                5.44                         7,000,000                    6,981,064
USAA Capital
  09-19-96                                                5.41                        13,200,000                   13,157,204
U S WEST Communications
  09-12-96                                                5.39                         7,100,000                    7,087,338
  09-23-96                                                5.40                         4,300,000                    4,283,303
                                                                                                                _____________
Total                                                                                                             393,613,063

PAGE 33
Letter of credit (0.2%)
First Chicago-
Natl Bank Detroit
  09-19-96                                                5.43                         8,800,000                    8,773,069

______________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $418,738,525)                                                                                             $418,681,225
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $3,446,346,292)(q)                                                                                      $3,462,079,470
_____________________________________________________________________________________________________________________________
/TABLE

PAGE 34
Notes to investments in securities
___________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Security is partially or fully on loan. See Note 5 to the financial statements.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offered Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 1996. Inverse floaters in the aggregate represent 0.1% of the Fund's net assets as of Aug. 31, 1996.

(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off.
Interest is accrued at an effective yield.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the board.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1996.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Non-income producing.

(j) Identifies issues considered to be illiquid as to their marketability (see Note 4 to the financial statements). Information concerning such security holdings at Aug. 31, 1996, is as follows:

PAGE 35
                                   Acquisition
Security                                  date                 Cost
___________________________________________________________________

Adams Outdoor Advertising
  10.75% Sr Nts 2006                  03-05-96           $6,817,500
Dairy Mart
  Warrants                            11-28-95
ECM Funding LP
  11.92% 2002                         04-13-92            2,488,204
Geotek Communications
  12% Cv 2001                         03-04-96            5,000,000
Healthsource*
  5% Cv 2003                          06-28-96            3,117,000
Transdigm
  13% 2000                            12-06-95            4,375,000
  Warrants                            12-06-95              274,974
Triangle Wire Cable
  Common                              01-13-92            5,000,045
Webcraft Technology
  Common                              12-22-86               16,875

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

PAGE 36
(k) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(l) The following abbreviation is used in portfolio descriptions to identify the issuer of the issue:
MBIA -- Municipal Bond Investors Assurance

(m) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(n) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(o) Partially pledged as initial deposit on the following open interest rate futures sale contracts (see Note 8 to the financial statements):
                                                    Notional
Type of security                                    amount
___________________________________________________________________

Dec. T-Bond Futures                              $30,000,000
___________________________________________________________________

(p) At Aug. 31, 1996, the cost of securities purchased, including interest purchased, on a when-issued basis was $4,765,000.

(q) At Aug. 31, 1996, the cost of securities for federal income tax purposes was $3,442,688,706 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                           $84,279,776
Unrealized depreciation                           (64,889,012)
___________________________________________________________________
Net unrealized appreciation                       $19,390,764
___________________________________________________________________

PAGE 37
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 38
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with star enclosed

PAGE 39
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Allocation Fund

Invests in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The fund provides diversification among these major investment categories and has a target mix that represents the way the fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 40
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE 41
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests primarily in equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential.
The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

PAGE 42
For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE 43
Federal income tax information

IDS Bond Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Bond Fund, Inc.
Fiscal year ended Aug. 31, 1996

Class A
Income distributions
taxable as dividend income, 0.9% qualifying for deduction by corporations.

Payable date            Per share

Sept. 25, 1995           $0.03178
Oct. 26, 1995             0.02980
Nov. 27, 1995             0.02985
Dec. 27, 1995             0.02982
Jan. 25, 1996             0.02884
Feb. 26, 1996             0.02791
March 27, 1996            0.02866
April 26, 1996            0.02873
May 28, 1996              0.02978
June 26, 1996             0.02775
July 26, 1996             0.02923
Aug. 26, 1996             0.03171

Total distributions      $0.35386

PAGE 44
Class B
Income distributions
taxable as dividend income, 0.9% qualifying for deduction by corporations.

Payable date            Per share

Sept. 25, 1995           $0.02852
Oct. 26, 1995             0.02651
Nov. 27, 1995             0.02642
Dec. 27, 1995             0.02657
Jan. 25, 1996             0.02568
Feb. 26, 1996             0.02443
March 27, 1996            0.02541
April 26, 1996            0.02558
May 28, 1996              0.02644
June 26, 1996             0.02475
July 26, 1996             0.02612
Aug. 26, 1996             0.02846

Total distributions      $0.31489

Class Y
Income distributions
taxable as dividend income, 0.9% qualifying for deduction by corporations.

Payable date            Per share

Sept. 25, 1995           $0.03254
Oct. 26, 1995             0.03056
Nov. 27, 1995             0.03063
Dec. 27, 1995             0.03057
Jan. 25, 1996             0.02955
Feb. 26, 1996             0.02871
March 27, 1996            0.02938
April 26, 1996            0.02944
May 28, 1996              0.03053
June 26, 1996             0.02844
July 26, 1996             0.02994
Aug. 26, 1996             0.03246

Total distributions      $0.36275

PAGE 45
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Bond Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 46
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.